Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Employer contributions	$ (418)	$ (557)	$ (340)
Benefit expense (income) recorded in the Consolidated Statement of Income	7,455	7,375	7,025
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	318	592	(716)
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(552)	(1,429)
Excess (deficit) of fair value of assets over benefit obligation at end of year	231	513	1,369
Effect of asset limitation and minimum funding requirement	2	39	60
End of year	(233)	(552)	(1,429)
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	8,842	9,139	8,113
Current service cost	334	330	284
Interest cost on benefit obligation	309	297	314
Employee contributions	22	24	24
Benefits paid	(1,012)	(724)	(593)
Actuarial (gains) and losses from changes in financial assumptions	495	46	(1,119)
Past service cost	5		(16)
Business acquisition	264
Settlements	(2)	(157)
Foreign exchange	1	(21)	(106)
End of year	8,268	8,842	9,139
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	8,329	7,770	7,615
Interest cost on benefit obligation	305	273	310
Actual return on assets (net of administrative expenses)	166	(700)	(275)
Employer contributions	316	471	264
Employee contributions	22	24	24
Benefits paid	(1,012)	(724)	(593)
Administrative expenses	(14)	(13)	(12)
Business acquisition	251
Settlements	(2)	(157)
Foreign exchange	8	(15)	(113)
End of year	8,037	8,329	7,770
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(552)	(1,429)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(231)	(513)	(1,369)
Effect of asset limitation and minimum funding requirement	(2)	(39)	(60)
End of year	(233)	(552)	(1,429)
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year	256	184
End of year	360	256	184
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(808)	(1,613)
End of year	(593)	(808)	(1,613)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	334	330	284
Interest cost on benefit obligation	7	29	9
Administrative expenses	12	11	13
Past service cost	5		(16)
Amount of settlement (gain) loss recognized	0	0	0
Benefit expense (income) recorded in the Consolidated Statement of Income	358	370	290
Defined contribution benefit expense	41	35	31
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
(Return) on plan assets in excess of interest income on fair value of assets	166	(700)	(275)
Actuarial loss (gain) on benefit obligation	(495)	(46)	1,119
Change in the asset limitation	(40)	(25)	18
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(369)	(771)	862
Total benefit cost	30	(366)	1,183
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	125	960	573
Actuarial (gains) and losses from changes in demographic assumptions	(148)	(6)	9
Actuarial (gains) and losses from changes in financial assumptions	(548)	(71)	1,116
Actuarial (gains) and losses from changes in experience	201	31	(6)
In Scotiabank securities (stock, bonds)	377	457	410
In property occupied by Scotiabank	4	4	5
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year	39	60	41
Interest cost on benefit obligation	3	5	5
Remeasurement of other long-term benefits	40	25	(18)
Foreign exchange		(1)	(4)
End of year	2	39	60
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,392)	(1,398)
Excess (deficit) of fair value of assets over benefit obligation at end of year	1,134	1,392	1,398
Employer contributions	(61)	(51)	(45)
End of year	(1,134)	(1,392)	(1,398)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	1,658	1,682	1,639
Current service cost	30	39	39
Interest cost on benefit obligation	70	72	77
Benefits paid	(90)	(76)	(71)
Actuarial (gains) and losses from changes in financial assumptions	96	36	(95)
Past service cost	(196)	4	(77)
Business acquisition	6	1	9
Foreign exchange	(8)	(28)	(29)
End of year	1,374	1,658	1,682
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	266	284	307
Interest cost on benefit obligation	20	19	22
Actual return on assets (net of administrative expenses)	11	(1)	(5)
Employer contributions	61	51	45
Benefits paid	(90)	(76)	(71)
Business acquisition			2
Settlements		(1)
Foreign exchange	(6)	(12)	(26)
End of year	240	266	284
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,392)	(1,398)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,134)	(1,392)	(1,398)
End of year	(1,134)	(1,392)	(1,398)
Other benefit plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year	1
End of year		1
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,393)	(1,398)
End of year	(1,134)	(1,393)	(1,398)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	30	39	39
Interest cost on benefit obligation	50	53	55
Past service cost	(196)	4	(77)
Amount of settlement (gain) loss recognized	0	0	0
Remeasurement of other long-term benefits	(10)	(3)	(20)
Benefit expense (income) recorded in the Consolidated Statement of Income	(126)	93	(3)
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
(Return) on plan assets in excess of interest income on fair value of assets	11	1	(3)
Actuarial loss (gain) on benefit obligation	(86)	(35)	113
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(75)	(34)	110
Total benefit cost	(201)	59	107
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	9	20	27
Actuarial (gains) and losses from changes in demographic assumptions	(23)		(5)
Actuarial (gains) and losses from changes in financial assumptions	(92)	(13)	133
Actuarial (gains) and losses from changes in experience	19	(23)	$ (33)
In Scotiabank securities (stock, bonds)	$ 3	$ 4